Financial instruments: classification - Level 3 Sensitivities of Assets (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Level 3
Fair value of assets
Assets	£ 2,509	£ 2,554
Level 3 | Loans
Fair value of assets
Assets	422	449
Level 3 | Securities
Fair value of assets
Assets	166	555
Level 3 | Derivatives
Fair value of assets
Assets	1,315	1,229
Level 3 | Loans
Fair value of assets
Assets	278	58
Level 3 | Securities
Fair value of assets
Assets	328	263
Recurring
Fair value of assets
Sensitivity favourable	240	270
Sensitivity unfavourable	(170)	(210)
Recurring | Loans
Fair value of assets
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Securities
Fair value of assets
Sensitivity favourable	10
Recurring | Interest rate swaps
Fair value of assets
Sensitivity favourable	120	160
Sensitivity unfavourable	(120)	(160)
Recurring | Foreign exchange
Fair value of assets
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Other
Fair value of assets
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Loans
Fair value of assets
Sensitivity favourable	10
Sensitivity unfavourable	(10)
Recurring | Securities
Fair value of assets
Sensitivity favourable	70	80
Sensitivity unfavourable	(10)	(20)
Recurring | Level 3
Fair value of assets
Assets	2,509	2,554	£ 2,718	£ 3,300
Recurring | Level 3 | Loans
Fair value of assets
Assets	422	449
Recurring | Level 3 | Securities
Fair value of assets
Assets	166	555
Recurring | Level 3 | Interest rate swaps
Fair value of assets
Assets	1,115	1,015
Recurring | Level 3 | Foreign exchange
Fair value of assets
Assets	82	98
Recurring | Level 3 | Other
Fair value of assets
Assets	118	116
Recurring | Level 3 | Loans
Fair value of assets
Assets	278	58
Recurring | Level 3 | Securities
Fair value of assets
Assets	£ 328	£ 263